GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 19:       GEOGRAPHIC INFORMATION

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker, who is the Chief Executive Officer, in deciding how to allocate resources and assessing performance. Over the past few years, the Company has completed several acquisitions. These acquisitions have allowed the Company to expand its offerings, presence and reach in various market segments. While the Company has offerings in multiple enterprise market segments, the Company’s business operates in one segment which is the High Impact Advertising solutions, and the Company’s Chief Operating Decision Maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents the total revenues for the years ended December 31, 2014, 2015 and 2016, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2014	2015	2016

North America (mainly U.S.)	$292,409	$173,424	$253,960
Europe	69,281	40,612	47,012
Other	27,041	6,914	11,822

	$388,731	$220,950	$312,794

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2015 and 2016:

	December 31,
	2015	2016

Israel	$9,161	$9,108
U.S.	3,071	4,402
Europe	482	695

	$12,714	$14,205